INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets, gross	¥ 400,822	¥ 119,822
Less: accumulated amortization	(52,356)	(27,253)
Intangible assets, net	348,466	92,569
Amortization of intangible assets	25,103	13,866	¥ 8,925
Estimated future amortization expense
2018	37,829
2019	37,829
2020	29,680
2021	29,680
2022	29,680
Thereafter	183,768
Intangible assets, net	348,466	92,569
Customer relationships
Intangible assets
Intangible assets, gross	379,322	104,322
Favorable leases
Intangible assets
Intangible assets, gross	15,500	¥ 15,500
Licenses
Intangible assets
Intangible assets, gross	¥ 6,000